Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity [Abstract]
Dividends per share (in dollars per share)	$ 0.80	$ 0.74	$ 0.74